VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	2016	2015
Cost	2,154,994	1,964,852
Accumulated depreciation	417,825	323,535
Vessels and equipment, net	1,737,169	1,641,317